LEASES - Maturities of lease liabilities under non-cancellable leases (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
LEASES
2026	¥ 15,706,609
2027	10,965,141
2028	5,101,789
2029	377,318
2030	0
Total undiscounted lease payments	32,150,857
Less: Imputed interest	(2,229,939)
Total lease liabilities	¥ 29,920,918	¥ 35,206,485